Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

6.Debt

The Company’s net carrying amount of debt is comprised of the following:

	September 30,	December 31,
($ in thousands)	2025	2024
Term loan debt	$13,120	$7,950
Accumulated paid in-kind interest	452	—
Unamortized deferred finance costs and other reductions to carrying value	(1,034)	(1,381)
Total	12,538	6,569
Current portion of debt	3,500	—
Long-term debt	$9,038	$6,569

General

On December 12, 2024, the Company and certain of its subsidiaries entered into a loan and security agreement with FEAC Agent, LLC (“FEAC”), as administrative agent and collateral agent, FEF Distributors, LLC, as lead arranger, and Restore Capital, LLC (“Restore”), as agent for certain lenders, pursuant to which the lenders made term loans to the Company and agreed to make additional term loans to the Company upon the satisfaction of a condition precedent described in the loan agreement. The term loans under the loan agreement are as follows: (1) a term loan in the amount of $3.95 million (“Term Loan A”) was made on the closing date, (2) a term loan in the amount of $4.0 million (“Term Loan B”) was made on the closing date, and (3) a term loan in the amount of $2.05 million (“Delayed Draw Term Loan”; Term Loan A, Term Loan B and Delayed Draw Term Loan are referred to as “Term Loans”) was made in March 2025. The proceeds from Term Loan A and Term Loan B were used to repay the remaining balance of the Company’s previous term loan debt with Israel Discount Bank of New York, as well as to pay fees, costs, and expenses incurred in connection with entering into the new loan agreement, and the balance may be used for working capital purposes. Approximately $1.5 million of the proceeds from the Delayed Draw Term Loan were deposited in a bank account to satisfy a liquidity covenant in the loan agreement.

On April 21, 2025, the Company and certain of its subsidiaries and its lenders and FEAC Agent, LLC entered into an amendment of the December 12, 2024 loan and security agreement, which provided for $1.5 million repayment of the $3.95 million Term Loan A and an additional Term Loan B in the amount of $5.12 million. The term loans outstanding after giving effect to the April 21, 2025 amendment and the application of the proceeds of the additional Term Loan B are as follows: (1) Term Loan A in the amount of $4.50 million, and (2) Term Loan B in the amount of $9.12 million. The proceeds from the additional Term Loan B were used to repay a portion of Term Loan A, as well as to pay fees, costs, and expenses incurred in connection with entering into the April 21, 2025 amendment, and the balance will be used for working capital purposes.

In connection with the April 21, 2025 amendment and refinancing transaction, UTG Capital, Inc., a Delaware corporation (UTG”), purchased a 100% undivided, participation interest in Term Loan B for a purchase price of $9.12 million. Also in connection with the refinancing, the Company issued certain warrants to UTG and Restore, and amended certain warrants that had been previously issued on December 12, 2024 (see Note 7 for additional details).

On May 15, 2025, the Company repaid $0.50 million of the outstanding principal amount of Term Loan A.

The Term Loans are guaranteed by certain direct and indirect subsidiaries of the Company, and are secured by all of the assets of the Company and such subsidiaries. The loan agreement contains various customary financial covenants and reporting requirements, as specified and defined therein. The Company was in compliance with all applicable covenants under the loan agreement, or if not in compliance with certain covenants had obtained a waiver from the lenders with respect to such covenants, as of and for all periods presented in the condensed consolidated financial statements.

Principal

As of September 30, 2025, principal on Term Loan A was payable on a pro rata basis in quarterly installments of $250,000 on each of March 31, June 30, September 30, and December 31 of each year, commencing on March 31, 2026, with the unpaid balance due on the maturity date of December 12, 2028. Principal on Term Loan B is payable on the maturity date of December 12, 2028.

However, as a result of the October 2025 and November 2025 amendments to the Company’s term loan debt (see Note 12), the Company became obligated to make a prepayment of $250,000 on Term Loan A in October 2025 and to make a prepayment of $3,250,000 on Term Loan A in February 2026, with the remaining principal balance on Term Loan A of $500,000 due on December 31, 2026. These amendments are reflected in the table below.

Thus, the aggregate future principal payments due under the Term Loans are as follows:

Amount of
($ in thousands)	Principal
Year	Payment
2025 (October 1 through December 31)	$250
2026	3,750
2027	—
2028	9,572
Total	$13,572

Interest and Exit Fees

From December 12, 2024 through April 20, 2025, interest on Term Loans accrued at an annual rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York for an interest period equal to three months (the “3-month SOFR rate”), subject to a 2.0% floor, plus (i) 8.5% for Term Loan A and Delayed Draw Term Loan and (ii) 13.5% for Term Loan B. From and after April 21, 2025, interest on the Term Loans accrues at an annual rate equal to the 3-month SOFR rate, subject to a 2.0% floor, plus (i) 8.5% for Term Loan A and (ii) 6.5% for Term Loan B.

Interest on amounts outstanding under the Term Loans accrues daily and is payable at the end of each calendar month, except that from April 21, 2025 through March 31, 2027, interest on the Term Loan B will be paid in-kind (“PIK”) by being capitalized and added to the principal amount of the Term Loan B at the end of each calendar month. For the current quarter and current nine months, the Company recognized approximately $0.26 million and $0.45 million, respectively, of PIK interest.

For the current quarter and current nine months, the Company incurred interest expense (including interest paid in cash, PIK, and the amortization of deferred finance costs) related to term loan debt of approximately $0.39 million and $1.32 million, respectively, reflecting an effective interest rate of approximately 13.4% and 15.6%, respectively.

For the prior year quarter and prior year nine months, the Company incurred interest expense (including both interest paid in cash and the amortization of deferred finance costs) related to term loan debt of approximately $0.14 million and $0.42 million, respectively, reflecting an effective interest rate of approximately 11.6%.

The amended loan agreement also requires that the Company pay an exit fee of $175,000 to FEAC related to Term Loan A and an exit fee of $400,000 to Restore related to Term Loan B upon the maturity or full payment of the Term Loans. The Company is accruing the cost of the Term Loan A exit fee over the term of the related debt, while the net present value of the Term Loan B exit fee on April 21, 2025 was recognized as part of the loss on early extinguishment of debt.

Deferred Finance Costs and Other Reductions to Carrying Value of Debt

In connection with entering into the Term Loans in December 2024, the Company incurred loan origination fees, plus various legal and other fees; these fees and costs totaling $0.92 million were deferred on the Company’s balance sheet as a reduction of the carrying value of the term loan debt. Also in connection with entering into the Term Loans in December 2024, the Company issued certain warrants to the lenders to purchase shares of the Company’s common stock. In accordance with applicable GAAP, the Company allocated the value of the total proceeds of $10.0 million between the term loan debt and the warrants, based on the relative fair values of each; as a result, the Company recognized a $0.48 million increase to stockholders’ equity as additional paid-in capital for the allocated fair value of the warrants, and an offsetting decrease to the net carrying value of the term loan debt. From December 12, 2024 through April 20, 2025, these reductions to the carrying value of the term loan debt totaling $1.40 million were being amortized to interest expense over the term of the debt using the effective interest method. The $1.26 million remaining unamortized balance of such amounts was written-off as part of the loss on early extinguishment of debt upon the closing of the April 21, 2025 debt refinancing.

In connection with the debt refinancing transaction on April 21, 2025 as described above, the Company incurred certain legal costs and other fees; these fees and costs totaling $0.53 million were deferred on the Company’s balance sheet as a reduction of the carrying value of the term loan debt. Also in connection with the April 21, 2025 debt refinancing transaction, the Company issued certain warrants to UTG to purchase shares of the Company’s common stock. In accordance with GAAP, the Company allocated the value of the total proceeds of $13.62 million between the term loan debt and the warrants, based on the relative fair values of each; as a result, the Company recognized a $0.58 million increase to stockholders’ equity as additional paid-in capital for the allocated fair value of the warrants, and an offsetting decrease to the net carrying value of the term loan debt. These reductions to the carrying value of the term loan debt totaling $1.11 million are being amortized to interest expense over the term of the debt using the effective interest method.

Loss on Early Extinguishment of Debt

As a result of the April 21, 2025 debt refinancing transaction as described above, the Company recognized a loss on extinguishment of debt of $0 and approximately $1.85 million for the current quarter and current nine months, respectively. This loss was comprised of the write-off of $1.26 million of remaining unamortized deferred finance costs related to the December 2024 term loan, $0.25 million for a termination fee paid in cash to Restore at closing, $0.27 million for the net present value of the Term Loan B exit fee which will be paid to in cash to Restore upon the maturity or full payment of the Term Loans, and $0.07 million related to the new warrants granted to Restore and the amendment of certain warrants previously granted in December 2024. The $0.07 million amount related to the warrants was recorded with an offsetting increase to stockholders’ equity as additional paid-in capital.

6.Debt

The Company’s net carrying amount of debt was comprised of the following:

	December 31,	December 31,
($ in thousands)	2024	2023
Term loan debt	$7,950	$5,000
Unamortized deferred finance costs and other reductions to carrying value	(1,381)	(279)
Total	6,569	4,721
Current portion of debt	—	750
Long-term debt	$6,569	$3,971

For the Current Year and Prior Year, the Company incurred interest expense of approximately $0.6 million and $0.1 million, respectively, related to term loan debt. The effective interest rate related to term loan debt was approximately 11.9% and 11.6% for the Current Year and Prior Year, respectively.

Previous Term Loan Debt (October 19, 2023 through December 11, 2024)

On October 19, 2023, H Halston IP, LLC (the “Borrower”), a wholly owned indirect subsidiary of Xcel Brands, Inc., entered into a term loan agreement with Israel Discount Bank of New York (“IDB”). Pursuant to this loan agreement, IDB made a term loan to the Company in the aggregate amount of $5.0 million. The proceeds of this term loan were used to pay fees, costs, and expenses incurred in connection with entering into the loan agreement, and may be used for working capital purposes. Such costs incurred in connection with the borrowing included a commitment fee paid to IDB, plus various legal and other fees. These fees and costs totaling $0.30 million were deferred on the Company’s balance sheet as a reduction of the carrying value of the term loan debt, and were being amortized to interest expense over the term of the debt using the effective interest method.

In connection with October 2023 loan agreement, the Borrower and H Licensing, LLC (“H Licensing”), a wholly owned subsidiary of Xcel, entered into a security agreement (the “Security Agreement”) in favor of IDB, and Xcel entered into a Membership Interest Pledge Agreement (the “Pledge Agreement”) in favor of IDB. Pursuant to the Security Agreement, the Borrower and H Licensing granted to IDB a security interest in substantially all of their respective assets, other than the trademarks owned by the Borrower and H Licensing, to secure the Borrower’s obligations under the October 2023 loan agreement. Pursuant to the Pledge Agreement, Xcel granted to IDB a security interest in its membership interests in H Licensing to secure the Borrower’s obligations under the October 2023 loan agreement.

The term loan was to mature on October 19, 2028. Principal on the term loan was payable in quarterly installments of $250,000 on each of January 2, April 1, July 1, and October 1 of each year, commencing on April 1, 2024. The Borrower had the right to prepay all or any portion of the term loan at any time without penalty.

Interest on the October 2023 term loan accrued at “Term SOFR” (as defined in the loan agreement as the forward-looking term rate based on secured overnight financing rate as administered by the Federal Reserve Bank of New York for an interest period equal to one month on the day that is two U.S. Government Securities Business Days prior to the first day of each calendar month) plus 4.25% per annum. Interest on the term loan was payable on the first day of each calendar month.

The October 2023 term loan agreement contained customary covenants, including reporting requirements, trademark preservation, and certain financial covenants including annual guaranteed minimum royalty ratio, annual fixed charge coverage ratio, and minimum cash balance levels, all as specified and defined in the loan agreement. The Company was in compliance with all applicable covenants under the loan agreement as of and for all periods presented in the financial statements.

In addition, on October 19, 2023, the Borrower also entered into a swap agreement with IDB, pursuant to which IDB agreed to pay the Borrower Term SOFR plus 4.25% per annum on the notional amount of the swap in exchange for the Borrower paying IDB 9.46% per annum on such notional amount. The term and declining notional amount of the swap agreement was aligned with the amortization of the October 2023 term loan principal amount.

New Term Loan Debt

On December 12, 2024, the Company and certain of its subsidiaries entered into a new loan and security agreement with FEAC Agent, LLC, as administrative agent and collateral agent, FEF Distributors, LLC, as lead arranger, and Restore Capital, LLC, as agent for certain lenders, pursuant to which the lenders made term loans to the Company and agreed to make additional term loans to the Company upon the satisfaction of a condition precedent described in the loan agreement. The term loans under the loan agreement are as follows: (1) a term loan in the amount of $3.95 million (“Term Loan A”) was made on the closing date, (2) a term loan in the amount of $4.0 million (“Term Loan B”) was made on the closing date, and (3) a term loan in the amount of $2.05 million (“Delayed Draw Term Loan”; Term Loan A, Term Loan B and Delayed Draw Term Loan are referred to as “Term Loans”) which will be made upon the satisfaction of a condition precedent described in the loan agreement. The proceeds from Term Loan A and Term Loan B were used to repay the remaining balance of the Company’s October 2023 term loan with IDB, as well as to pay fees, costs, and expenses incurred in connection with entering into the new loan agreement, and the balance may be used for working capital purposes. The proceeds from the Delayed Draw Term Loan will be deposited in a bank account to satisfy a liquidity covenant in the loan agreement.

Principal amounts on Term Loans are payable on a pro rata basis in quarterly installments of $250,000 on each of March 31, June 30, September 30, and December 31 of each year, commencing on March 31, 2026, with the unpaid balance due at the maturity date of December 12, 2028.

The aggregate future principal payments under the Term Loans are as follows:

Amount of
($ in thousands)	Principal
Year Ending December 31,	Payment
2025	$—
2026	1,000
2027	1,000
2028	8,000
Total	$10,000

Interest on Term Loans accrues at an annual rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York for an interest period equal to three months, subject to a 2.0% floor, plus (i) 8.5% for Term Loan A and Delayed Draw Term Loan and (ii) 13.5% for Term Loan B. Interest on amounts outstanding under the Term Loans accrues daily and is payable at the end of each calendar month.

In connection with entering into the Terms Loans, the Company incurred loan origination fees, plus various legal and other fees. These fees and costs totaling $0.92 million were deferred on the Company’s balance sheet as a reduction of the carrying value of the term loan debt.

Also in connection with entering into the Terms Loans, the Company issued warrants to the lenders to purchase an aggregate of 145,664 shares of the Company’s common stock. These warrants have an exercise price of $6.32 per share, are immediately exercisable, and expire on December 12, 2034. In accordance with applicable GAAP, the Company allocated the value of the total proceeds of $10.0 million between the term loan debt and the warrants, based on the relative fair values of each. The fair value of the term loan debt was determined using a net present value calculation, while the fair value of the warrants was determined using a Black-Scholes option pricing model. As a result, the Company recognized a $0.48 million increase to stockholders’ equity as additional paid-in capital for the allocated fair value of the warrants, and an offsetting decrease to the net carrying value of the term loan debt.

These reductions to the carrying value of the term loan debt totaling $1.40 million are being amortized to interest expense over the term of the debt using the effective interest method.

The loan agreement also requires that the Company pay an exit fee of $175,000 for the ratable benefit of the Term Loan A lenders and an exit fee of $375,000 for the ratable benefit of the Term Loan B lenders upon the maturity or full payment of the Term Loans. The Company is accruing the cost of these exit fees over the term of the related debt.

The Term Loans are guaranteed by certain direct and indirect subsidiaries of the Company, and are secured by all of the asset of the Company and such subsidiaries. The loan agreement contains various customary financial covenants and reporting requirements, as specified and defined in the loan agreement. The Company was in compliance with all applicable covenants under the loan agreement as of and for all periods presented in the financial statements.

As a result of the debt refinancing transaction on December 12, 2024 as described above, the Company recognized a loss on extinguishment of debt of approximately $0.3 million (primarily comprised of the write-off of $0.2 million of remaining unamortized deferred finance costs related to the October 2023 IDB term loan debt, and $0.1 million paid to exit the interest rate swap agreement with IDB) during the Current Year.

The Company subsequently refinanced its term loan debt again in April 2025; see Note 12 for additional information.